CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net (loss) income	$ 61,259,650	$ (72,235,840)	$ (266,555,527)
Other comprehensive (loss) income:
Foreign currency translation adjustments, net of nil tax	2,376,925	6,197,195	(2,984,550)
Comprehensive (loss) income	63,636,575	(66,038,645)	(269,540,077)
Less: comprehensive (loss) income attributable to non-controlling interests	1,991,540	(209,319)	(135)
Comprehensive (loss) income attributable to Trina Solar Limited	$ 61,645,035	$ (65,829,326)	$ (269,539,942)